Deferred income (Details) - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Deferred income
Deferred income	SFr 86,481	SFr 330,779
Not later than one year
Deferred income
Deferred income	SFr 86,481	165,389
Later than one year and not later than two years
Deferred income
Deferred income		SFr 165,390